Fees Summary	Aug. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,059,000
Previously Paid Amount	0.00
Total Fee Amount	836.75
Total Offset Amount	0.00
Net Fee	836.75
Narrative - Max Aggregate Offering Price	$ 6,059,000
Final Prospectus	true